COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

21.         COMMITMENTS AND CONTINGENCIES

Legal proceeding

There are legal proceedings against Linze Origin Seed Limited and Beijing Origin involving unsettled purchase orders to suppliers of Linze Origin Seed Limited. Pursuant to a court order and mediation directives, the total compensation of these proceedings amounted to RMB961, plus interest, that shall be settled by Linze Origin Seed Limited and Beijing Origin, which shall be jointly and severally liable for these claims.

At present, the legal proceedings have been withdrawn and the Company still has the security obligations and is unable to estimate a reasonable possible range of loss, if any, that may result from such litigation, since it is uncertain how much Linze Origin Seed Limited will pay. If an unfavorable outcome were to occur as a result of the litigation described above, the impact could be no material to the Company's business, financial condition, or results of operations.

We may from time to time be subject to various legal or administrative proceedings, either as plaintiff or defendant, arising in the ordinary course of our business. Except otherwise disclosed in this report, we are not currently a party to, nor are we aware of, any legal proceeding, investigation or claim that, in the view of our management, is likely to materially and adversely affect our business, financial position or results of operations.